Employee Benefit Plans - Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Canadian [Member]
Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate	$ (34,758)		$ (35,279)
1% decrease, Discount rate	42,597		40,962
1% increase, Future salary growth	(3,988)		3,676
1% decrease Future salary growth	4,466		(5,305)
1% increase, Discount rate	(2,714)		(2,300)
1% decrease, Discount rate	3,360		2,842
Medical and dental trend rates	2,074		476
Medical and dental trend rates	$ (1,755)		$ (456)
US [Member]
Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate		$ (5,288)		$ (5,472)
1% decrease, Discount rate		6,238		6,504
1% increase, Future salary growth
1% decrease Future salary growth
1% increase, Discount rate		(227)		(241)
1% decrease, Discount rate		256		273
Medical and dental trend rates
Medical and dental trend rates